UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2013

Date of reporting period:	4/30/2013

Item 1. Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS
Aerospace & Defense — 4.0%
10,702	Boeing Co. (The)	$ 978,270
4,770	Precision Castparts Corp.	912,453
7,195	Rolls-Royce Holdings PLC, (United Kingdom), ADR	631,721
63,523	United Technologies Corp.	5,799,015

		8,321,459

Air Freight & Logistics — 1.4%
30,661	FedEx Corp.	2,882,441

Airlines — 1.5%
218,260	Southwest Airlines Co.	2,990,162

Beverages — 1.6%
11,785	Diageo PLC, (United Kingdom), ADR	1,440,127
22,242	PepsiCo, Inc.	1,834,298

		3,274,425

Biotechnology — 1.5%
5,447	Alexion Pharmaceuticals, Inc.	533,806
7,523	Biogen Idec, Inc.*	1,647,010
19,454	Gilead Sciences, Inc.*	985,151

		3,165,967

Capital Markets — 6.8%
10,997	BlackRock, Inc.	2,930,700
37,830	Goldman Sachs Group, Inc. (The)*	5,525,828
253,004	Morgan Stanley	5,604,039

		14,060,567

Chemicals — 1.9%
8,326	CF Industries Holdings, Inc.	1,552,882
7,930	LyondellBasell Industries NV (Class A Stock)	481,351
17,151	Monsanto Co.	1,832,070

		3,866,303

Computers & Peripherals — 6.8%
22,701	Apple, Inc.	10,050,868
30,187	EMC Corp.*	677,094
57,811	Western Digital Corp.	3,195,792

		13,923,754

Diversified Financial Services — 1.6%
109,760	Leucadia National Corp.	3,390,486

Diversified Telecommunication Services — 1.5%
57,490	Verizon Communications, Inc.	3,099,286

Electric Utilities — 1.5%
33,732	ITC Holdings Corp.	3,110,765

Electrical Equipment — 1.5%
49,154	Eaton Corp. PLC	3,018,547

Energy Equipment & Services — 5.3%
72,158	Halliburton Co.	3,086,198
40,157	National Oilwell Varco, Inc.	2,619,039
70,927	Schlumberger Ltd.	5,279,097

		10,984,334

Food & Staples Retailing — 3.4%
12,702	Costco Wholesale Corp.	1,377,278
48,379	CVS Caremark Corp.*	2,814,690
37,523	Wal-Mart Stores, Inc.	2,916,288

		7,108,256

Food Products — 4.0%
54,622	Kraft Foods Group, Inc.	2,812,487
173,064	Mondelez International, Inc. (Class A Stock)*	5,442,863

		8,255,350

Gas Utilities — 1.4%
57,268	ONEOK, Inc.	2,941,284

Healthcare Equipment & Supplies — 2.4%
134,741	Abbott Laboratories	4,974,638

Healthcare Providers & Services — 3.9%
82,145	UnitedHealth Group, Inc.*	4,922,950
42,912	WellPoint, Inc.	3,129,143

		8,052,093

Household Products — 1.4%
38,199	Procter & Gamble Co. (The)	2,932,537

Insurance — 2.4%
33,050	Aon PLC	1,994,568
35,483	Travelers Cos., Inc. (The)	3,030,603

		5,025,171

Internet & Catalog Retail — 2.0%
11,215	Amazon.com, Inc.	2,846,479
1,741	priceline.com, Inc.*	1,211,719

		4,058,198

Internet Software & Services — 4.8%
9,533	Google, Inc. (Class A Stock)*	7,860,626
7,424	LinkedIn Corp. (Class A Stock)*	1,426,076
34,520	Youku Tudou, Inc., (China), ADR*(a)	699,375

		9,986,077

IT Services — 3.0%
2,353	International Business Machines Corp.	476,577
8,050	MasterCard, Inc. (Class A Stock)	4,451,086
7,278	Visa, Inc. (Class A Stock)	1,226,052

		6,153,715

Media — 5.3%
70,845	Comcast Corp. (Class A Stock)	2,925,898
33,349	News Corp. (Class A Stock)	1,032,819
111,476	Walt Disney Co. (The)	7,005,152

		10,963,869

Multiline Retail — 2.8%
61,381	Kohl’s Corp.	2,888,590
39,850	Target Corp.(a)	2,811,816

		5,700,406

Oil, Gas & Consumable Fuels — 5.2%
22,627	EOG Resources, Inc.*	2,741,487
77,836	Kinder Morgan, Inc.	3,043,388
22,201	Noble Energy, Inc.	2,515,151
61,369	Williams Cos., Inc. (The)	2,340,000

		10,640,026

Personal Products — 0.5%
13,850	Estee Lauder Cos., Inc. (The) (Class A Stock)	960,497

Pharmaceuticals — 5.0%
12,386	Allergan, Inc.	1,406,430
46,151	Bristol-Myers Squibb Co.	1,833,118
32,194	Johnson & Johnson(a)	2,743,895
13,129	Novo Nordisk A/S (Denmark), ADR	2,318,975
20,995	Shire PLC (Ireland), ADR	1,965,972

		10,268,390

Real Estate Investment Trusts — 3.0%
52,978	Equity Residential	3,075,903
59,402	HCP, Inc.	3,166,126

		6,242,029

Road & Rail — 0.3%
3,577	Union Pacific Corp.	529,253

Semiconductors & Semiconductor Equipment — 2.7%
32,818	ARM Holdings PLC, (United Kingdom), ADR	1,534,242
30,689	Avago Technologies Ltd. (Singapore)	980,820
123,032	Intel Corp.(a)	2,946,616

		5,461,678

Software — 3.3%
93,706	Microsoft Corp.	3,101,668
93,095	Oracle Corp.	3,051,654
15,824	Salesforce.com, Inc.*(a)	650,525

		6,803,847

Specialty Retail — 3.3%
92,043	Inditex SA (Spain), ADR	2,455,707
79,396	Lowe’s Cos, Inc.	3,050,395
26,861	TJX Cos., Inc.	1,310,011

		6,816,113

Textiles, Apparel & Luxury Goods — 1.9%
28,147	Luxottica Group SpA (Italy), ADR	1,457,452
23,676	NIKE, Inc. (Class B Stock)	1,505,793
5,176	Ralph Lauren Corp.	939,858

		3,903,103

Thrifts & Mortgage Finance — 0.7%
103,203	People’s United Financial, Inc.	1,358,151

Water Utilities — 0.4%
28,044	Aqua America, Inc.	889,836

	TOTAL LONG-TERM INVESTMENTS (cost $157,920,490)	206,113,013

SHORT-TERM INVESTMENT — 5.1%
AFFILIATED MONEY MARKET MUTUAL FUND
10,471,463	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,471,463; includes $10,039,048 of cash collateral for securities on loan)(b)(c)	10,471,463

TOTAL INVESTMENTS — 105.1% (cost $168,391,953)(d)	216,584,476
Liabilities in excess of other assets — (5.1)%	(10,554,178)

NET ASSETS — 100.0%	$206,030,298

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,750,034; cash collateral of $10,039,048 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolio 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Schedule of Investments was $170,412,259; accordingly, net unrealized appreciation on investments for federal income tax purposes was $46,172,217 (gross unrealized appreciation $47,069,942; gross unrealized depreciation $897,725). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$206,113,013	$—	$—
Affiliated Money Market Mutual Fund	10,471,463	—	—

Total	$216,584,476	$—	$—

Prudential Small Cap Value Fund

Schedule of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 96.7%
Aerospace & Defense — 1.0%
74,200	AAR Corp.	$ 1,325,212
7,000	Esterline Technologies Corp.*	525,280

		1,850,492

Air Freight & Logistics — 0.5%
68,900	Air Transport Services Group, Inc.*	397,553
3,400	Atlas Air Worldwide Holdings, Inc.*	127,160
10,600	Park-Ohio Holdings Corp.*	389,868

		914,581

Airlines — 2.4%
28,300	Alaska Air Group, Inc.*	1,744,412
138,100	Hawaiian Holdings, Inc.*(a)	758,169
77,400	JetBlue Airways Corp.*(a)	533,286
87,100	Republic Airways Holdings, Inc.*	974,649
13,000	SkyWest, Inc.	186,030

		4,196,546

Auto Components — 2.3%
41,600	Cooper Tire & Rubber Co.	1,035,424
6,800	Dana Holding Corp.	117,300
3,600	Modine Manufacturing Co.*	32,904
51,500	Standard Motor Products, Inc.	1,577,960
49,800	Superior Industries International, Inc.	914,328
8,600	Tenneco, Inc.*	332,562

		4,010,478

Building Products — 0.1%
5,400	Patrick Industries, Inc.*	109,404

Capital Markets — 0.8%
22,900	Arlington Asset Investment Corp. (Class A Stock)	620,361
34,300	Calamos Asset Management, Inc. (Class A Stock)	389,305
20,600	FXCM, Inc. (Class A Stock)	279,130
4,300	Manning & Napier, Inc.	75,293

		1,364,089

Chemicals — 0.9%
3,400	FutureFuel Corp.	41,650
2,600	Koppers Holdings, Inc.	114,166
12,000	LSB Industries, Inc.*	391,920
21,500	Olin Corp.	519,655
18,600	Schulman, (A.), Inc.	483,042

		1,550,433

Commercial Banks — 13.1%
3,400	1st Source Corp.	80,002
3,000	Access National Corp.	37,710

12,100	BancFirst Corp.	506,264
55,200	Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	1,252,488
900	Bank of Kentucky Financial Corp.	23,598
17,700	BBCN Bancorp, Inc.	227,976
1,200	Bryn Mawr Bank Corp.	27,876
38,800	Cardinal Financial Corp.	591,700
1,600	Center Bancorp, Inc.	18,640
9,600	Central Pacific Financial Corp.*	161,664
700	Century Bancorp, Inc. (Class A Stock)	23,786
17,400	Chemical Financial Corp.	431,520
9,500	Citizens & Northern Corp.	183,920
15,700	City Holding Co.	599,426
13,200	Community Trust Bancorp, Inc.	456,984
26,700	Eagle Bancorp, Inc.*	617,571
4,700	East West Bancorp, Inc.	114,351
13,300	Financial Institutions, Inc.	254,429
21,200	First Community Bancshares, Inc.	328,812
30,300	First Financial Bancorp	465,711
7,800	First Financial Corp.	240,942
9,600	First Interstate Bancsystem, Inc.	195,072
20,700	First Merchants Corp.	335,961
4,600	First of Long Island Corp. (The)	138,966
53,695	FirstMerit Corp.	919,795
6,000	Great Southern Bancorp, Inc.	158,220
29,200	Hanmi Financial Corp.*	450,556
4,900	Heartland Financial USA, Inc.	124,509
1,100	Horizon Bancorp	21,230
13,900	Independent Bank Corp.(a)	431,456
78,240	International Bancshares Corp.	1,517,856
4,800	Lakeland Financial Corp.	128,640
15,100	MainSource Financial Group, Inc.	191,317
5,400	MB Financial, Inc.	133,704
1,200	Merchants Bancshares, Inc.	36,408
122,174	National Penn Bancshares, Inc.	1,196,084
50,400	NBT Bancorp, Inc.	1,020,600
80,200	Old National Bancorp	976,836
2,000	Pacific Continental Corp.	22,360
7,300	Peoples Bancorp, Inc.	148,774
19,600	Republic Bancorp, Inc. (Class A Stock)	435,120
11,700	S&T Bancorp, Inc.	220,779
23,400	Sandy Spring Bancorp, Inc.	479,232
10,200	Simmons First National Corp. (Class A Stock)	250,104
6,610	Southside Bancshares, Inc.	141,322
56,300	Sterling Financial Corp.	1,227,340
35,900	Susquehanna Bancshares, Inc.	418,953
15,800	Tompkins Financial Corp.	660,440
1,600	Trico Bancshares	27,952
22,600	Trustmark Corp.(a)	554,830
12,000	Umpqua Holdings Corp.	144,000
15,800	Union First Market Bankshares Corp.	298,778
5,000	Univest Corp. of Pennsylvania	87,650
14,100	Washington Trust Bancorp, Inc.	377,175
76,100	Webster Financial Corp.	1,778,457
43,700	WesBanco, Inc.	1,093,811
3,300	West Bancorporation, Inc.	35,574

		23,025,231

Commercial Services & Supplies — 3.0%
6,000	Brink’s Co. (The)	159,060
18,300	Consolidated Graphics, Inc.*	652,761
36,400	Deluxe Corp.	1,388,296
25,700	G & K Services, Inc. (Class A Stock)	1,207,643
1,800	Intersections, Inc.	17,208
9,700	McGrath RentCorp	301,282
7,400	Quad/Graphics, Inc.(a)	154,660
14,500	UniFirst Corp.	1,320,225
3,500	United Stationers, Inc.	113,645

		5,314,780

Communications Equipment — 0.6%
45,000	Black Box Corp.	977,400
800	InterDigital, Inc.(a)	35,528

		1,012,928

Computers & Peripherals — 0.2%
30,200	QLogic Corp.*	327,972

Construction & Engineering — 0.7%
67,300	Argan, Inc.	1,191,210

Consumer Finance — 2.8%
23,500	Cash America International, Inc.(a)	1,025,305
7,900	Credit Acceptance Corp.*	792,607
5,550	DFC Global Corp.*	74,925
1,300	EZCORP, Inc. (Class A Stock)*	21,970
52,500	Nelnet, Inc. (Class A Stock)	1,785,000
14,800	World Acceptance Corp.*(a)	1,315,128

		5,014,935

Containers & Packaging — 1.1%
7,400	AEP Industries, Inc.*	570,540
164,900	Boise, Inc.	1,317,551

		1,888,091

Distributors — 0.1%
20,800	VOXX International Corp.*	198,224

Diversified Consumer Services — 0.3%
3,100	Capella Education Co.*	109,802
600	DeVry, Inc.(a)	16,806
43,900	Lincoln Educational Services Corp.	244,523
4,800	Steiner Leisure Ltd. (Bahamas)*	232,464

		603,595

Diversified Telecommunication Services — 1.0%
15,700	Atlantic Tele-Network, Inc.	797,089
4,800	General Communication, Inc. (Class A Stock)*	46,608
12,600	IDT Corp. (Class B Stock)	186,354
5,800	Iridium Communications, Inc.*	38,918
57,400	Premiere Global Services, Inc.*	644,602

		1,713,571

Electric Utilities — 2.4%
48,800	El Paso Electric Co.	1,828,048
71,900	Portland General Electric Co.	2,318,775

		4,146,823

Electrical Equipment — 0.6%
24,400	EnerSys*	1,118,496

Electronic Equipment, Instruments & Components — 2.7%
12,100	Benchmark Electronics, Inc.*	215,864
11,500	Coleman Cable, Inc.	172,500
9,300	Electro Rent Corp.	154,101
16,800	Insight Enterprises, Inc.*	304,416
10,200	Multi-Fineline Electronix, Inc.*	155,448
18,800	PC Connection, Inc.	290,272
35,900	Plexus Corp.*	968,223
152,000	Power-One, Inc.*(a)	960,640
60,000	Sanmina Corp.*	757,200
24,100	SYNNEX Corp.*(a)	833,860

		4,812,524

Energy Equipment & Services — 1.6%
22,800	Bristow Group, Inc.	1,440,960
68,100	Key Energy Services, Inc.*	404,514
24,900	Natural Gas Services Group, Inc.*	502,731
2,600	Parker Drilling Co.*	10,712
48,500	Pioneer Energy Services Corp.*	341,925
3,885	TGC Industries, Inc.	34,460

		2,735,302

Food & Staples Retailing — 1.3%
30,300	Ingles Markets, Inc. (Class A Stock)	645,996
26,800	Nash-Finch Co.	550,740
41,500	Pantry, Inc. (The)*	606,315
32,600	Spartan Stores, Inc.	547,028

		2,350,079

Food Products — 1.5%
50,400	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,280,664
6,700	Omega Protein Corp.*	62,377
400	Seaboard Corp.	1,098,392
7,600	Seneca Foods Corp. (Class A Stock)*	247,684

		2,689,117

Gas Utilities — 1.5%
2,300	Chesapeake Utilities Corp.	122,728
12,500	Laclede Group, Inc. (The)	583,875
37,000	Southwest Gas Corp.	1,874,790

		2,581,393

Healthcare Equipment & Supplies — 0.4%
47,300	Invacare Corp.	636,185

Healthcare Providers & Services — 5.4%
5,200	Almost Family, Inc.	102,648
62,200	Amedisys, Inc.*(a)	624,488
39,000	AmSurg Corp.*	1,308,840
10,000	Ensign Group, Inc. (The)	348,700
22,300	Gentiva Health Services, Inc.*	233,927
56,400	HealthSouth Corp.*	1,551,000
91,300	Kindred Healthcare, Inc.*	957,737
21,200	Magellan Health Services, Inc.*	1,084,592
6,200	National Healthcare Corp.	287,866
58,100	PharMerica Corp.*(a)	748,909
16,000	Providence Service Corp. (The)*	280,160
75,400	Select Medical Holdings Corp.	622,050
59,700	Skilled Healthcare Group, Inc. (Class A Stock)*	420,288
44,600	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	804,138
4,800	Vanguard Health Systems, Inc.*	70,224

		9,445,567

Hotels, Restaurants & Leisure — 1.4%
1,700	Einstein Noah Restaurant Group, Inc.	24,497
17,000	Isle of Capri Casinos, Inc.*	130,220
4,000	Jack in the Box, Inc.*	143,400
43,100	Marcus Corp.	553,404
11,800	Monarch Casino & Resort, Inc.*	151,866
31,800	Multimedia Games Holding Co., Inc.*	784,188
29,900	Speedway Motorsports, Inc.	539,097
5,600	Town Sports International Holdings, Inc.	56,392

		2,383,064

Household Durables — 0.9%
20,500	CSS Industries, Inc.	587,530
18,100	NACCO Industries, Inc. (Class A Stock)	1,050,162

		1,637,692

Insurance — 5.5%
16,900	American Equity Investment Life Holding Co.(a)	257,556
34,400	CNO Financial Group, Inc.	389,408
9,700	Crawford & Co. (Class B Stock)	73,623
35,500	FBL Financial Group, Inc. (Class A Stock)	1,395,505
88,000	First American Financial Corp.	2,355,760
15,100	HCC Insurance Holdings, Inc.	643,260
3,900	Homeowners Choice, Inc.	103,506
7,200	Horace Mann Educators Corp.	162,360
8,100	Maiden Holdings Ltd. (Bermuda)	83,673
2,200	National Western Life Insurance Co. (Class A Stock)	401,764
4,000	Platinum Underwriters Holdings Ltd. (Bermuda)	227,000
34,600	ProAssurance Corp.	1,695,054
14,500	Stewart Information Services Corp.(a)	392,515
85,800	Symetra Financial Corp.	1,169,454
4,000	United Fire Group, Inc.	111,840
27,600	Universal Insurance Holdings, Inc.	165,048

		9,627,326

Internet Software & Services — 0.8%
60,400	EarthLink, Inc.	343,676
146,349	United Online, Inc.	995,173

		1,338,849

IT Services — 2.3%
29,100	CACI International, Inc. (Class A Stock)*(a)	1,702,059
20,700	CSG Systems International, Inc.*	447,327
7,100	Mantech International Corp. (Class A Stock)(a)	189,499
36,900	Sykes Enterprises, Inc.*	567,891
10,800	TeleTech Holdings, Inc.*	229,932
48,600	Unisys Corp.*	929,718

		4,066,426

Leisure Equipment & Products — 0.5%
2,800	Johnson Outdoors, Inc. (Class A Stock)*	65,688
99,700	Smith & Wesson Holding Corp.*(a)	875,366

		941,054

Machinery — 1.6%
10,800	American Railcar Industries, Inc.	385,668
6,000	Columbus McKinnon Corp.*	112,680
2,700	FreightCar America, Inc.	56,376
8,600	Greenbrier Cos., Inc.*	194,016
19,000	Hyster-Yale Materials Handling, Inc.	991,610
13,900	John Bean Technologies Corp.	288,286
6,000	Kadant, Inc.	166,020
3,400	LB Foster Co. (Class A Stock)	150,110
1,300	Lydall, Inc.*	18,642
2,500	NN, Inc.*	22,525
7,900	Standex International Corp.	417,910

		2,803,843

Marine — 0.2%
16,600	International Shipholding Corp.	299,796

Media — 2.3%
95,300	Belo Corp. (Class A Stock)	1,021,616
3,100	E.W. Scripps Co. (Class A Stock)*	43,059
28,200	Entercom Communications Corp. (Class A Stock)*(a)	223,062
86,900	Harte-Hanks, Inc.	689,117
54,800	Journal Communications, Inc. (Class A Stock)*	373,188
39,200	LIN TV Corp. (Class A Stock)*	482,552
17,400	Scholastic Corp.	477,630
15,600	Sinclair Broadcast Group, Inc. (Class A Stock)	418,080
11,600	Valassis Communications, Inc.	297,308

		4,025,612

Metals & Mining — 1.4%
81,600	SunCoke Energy, Inc.*	1,234,608
36,100	Worthington Industries, Inc.	1,161,698

		2,396,306

Multi-Line Retail — 0.3%
5,500	Dillard’s, Inc. (Class A Stock)	453,255
4,900	Gordmans Stores, Inc.*	55,272

		508,527

Multi-Utilities — 1.2%
10,900	Avista Corp.	305,745
30,400	NorthWestern Corp.	1,307,808
13,600	Vectren Corp.	510,816

		2,124,369

Oil, Gas & Consumable Fuels — 6.6%
6,200	Adams Resources & Energy, Inc.	308,078
78,900	Alon USA Energy, Inc.	1,309,740
71,700	Callon Petroleum Co.*	256,686
1,600	Clayton Williams Energy, Inc.*	61,760
31,200	Cloud Peak Energy, Inc.*	609,648
22,000	CVR Energy, Inc.	1,083,940
46,200	Delek US Holdings, Inc.(a)	1,667,358
12,500	Energen Corp.	592,750
34,800	Energy XXI Bermuda Ltd. (Bermuda)	791,352
27,700	EPL Oil & Gas, Inc.*	904,959
14,000	Renewable Energy Group, Inc.*	137,620
26,500	REX American Resources Corp.*	495,285
54,800	Stone Energy Corp.*(a)	1,081,204
53,200	W&T Offshore, Inc.(a)	621,376
12,700	Warren Resources, Inc.*	33,401
54,500	Western Refining, Inc.	1,684,595

		11,639,752

Paper & Forest Products — 2.5%
55,800	Buckeye Technologies, Inc.	2,097,522
15,800	Clearwater Paper Corp.*	727,116
17,300	KapStone Paper and Packaging Corp.	511,734
4,400	Neenah Paper, Inc.	126,544
13,700	P.H. Glatfelter Co.	328,800
14,000	Schweitzer-Mauduit International, Inc.	564,060

		4,355,776

Personal Products — 0.2%
1,800	Nature’s Sunshine Products, Inc.	26,334
7,000	USANA Health Sciences, Inc.*(a)	394,940

		421,274

Professional Services — 0.8%
13,300	CBIZ, Inc.*(a)	86,317
53,500	Dolan Co. (The)*	92,555
19,100	ICF International, Inc.*	517,801
54,700	Navigant Consulting, Inc.*	674,451
3,100	VSE Corp.	94,519

		1,465,643

Real Estate Investment Trusts — 8.6%
56,800	AG Mortgage Investment Trust, Inc.(a)	1,469,416
63,300	American Capital Mortgage Investment Corp.	1,681,248
221,100	Anworth Mortgage Asset Corp.	1,395,141
39,300	Apollo Commercial Real Estate Finance, Inc.	697,182
7,900	Apollo Residential Mortgage, Inc.	175,854
139,800	ARMOUR Residential REIT, Inc.	907,302
129,500	Capstead Mortgage Corp.	1,719,760
128,200	Dynex Capital, Inc.	1,378,150
55,100	Hatteras Financial Corp.	1,505,883
102,900	Invesco Mortgage Capital, Inc.	2,202,060
183,100	MFA Financial, Inc.	1,697,337
14,200	PennyMac Mortgage Investment Trust(a)	358,550

		15,187,883

Road & Rail — 2.6%
11,300	AMERCO, Inc.	1,815,910
20,700	Celadon Group, Inc.	347,553
24,500	Marten Transport Ltd.	499,065
21,100	Saia, Inc.*	863,412
68,900	Swift Transporation Co.*	965,978
800	Universal Truckload Services, Inc.*	20,192

		4,512,110

Semiconductors & Semiconductor Equipment — 1.1%
2,300	Alpha & Omega Semiconductor Ltd. (Bermuda)*	16,652
59,900	Amkor Technology, Inc.*(a)	253,377
17,800	First Solar, Inc.*(a)	828,768
44,900	Kulicke & Soffa Industries, Inc.*	519,044
41,500	Photronics, Inc.*	327,435

		1,945,276

Software — 0.1%
23,200	TeleNav, Inc.*	121,568

Specialty Retail — 2.6%
42,700	ANN, Inc.*	1,261,358
34,000	Brown Shoe Co., Inc.	574,940
18,900	Cato Corp. (The) (Class A Stock)	453,789
1,800	Children’s Place Retail Stores, Inc. (The)*	88,056
6,000	Destination Maternity Corp.	142,500
79,800	Express, Inc.*	1,453,158
8,500	Men’s Wearhouse, Inc. (The)	284,750
41,700	Stein Mart, Inc.	329,847

		4,588,398

Textiles, Apparel & Luxury Goods — 0.6%
44,200	Jones Group, Inc. (The)	618,800
19,600	Perry Ellis International, Inc.	344,372
6,100	RG Barry Corp.	84,119

		1,047,291

Thrifts & Mortgage Finance — 1.5%
6,300	Berkshire Hills Bancorp, Inc.	162,918
50,500	Dime Community Bancshares, Inc.	720,635
8,500	First Defiance Financial Corp.	192,440
11,800	Flushing Financial Corp.	179,124
7,100	Home Loan Servicing Solutions Ltd. (Cayman Islands)	160,815
600	HomeStreet, Inc.	12,900
7,300	OceanFirst Financial Corp.	103,733
8,800	Provident Financial Holdings, Inc.	142,560
25,100	Provident Financial Services, Inc.	384,783
15,000	Trustco Bank Corp.	80,400
2,200	Walker & Dunlop, Inc.*	39,182
20,300	Washington Federal, Inc.	348,551
3,800	WSFS Financial Corp.	185,972

		2,714,013

Tobacco — 0.9%
28,200	Universal Corp.(a)	1,622,910

Trading Companies & Distributors — 1.4%
131,200	Aircastle Ltd. (Bermuda)	1,831,552
11,100	CAI International, Inc.*	282,939
9,700	TAL International Group, Inc.	401,580

		2,516,071

Wireless Telecommunication Services — 0.5%
65,500	USA Mobility, Inc.	888,835

	TOTAL COMMON STOCKS (cost $142,520,888)	169,981,710

EXCHANGE TRADED FUND — 2.0%
42,100	iShares Russell 2000 Value Index Fund (cost $3,121,255)(a)	3,529,664

	TOTAL LONG-TERM INVESTMENTS (cost $145,642,143)	173,511,374

SHORT-TERM INVESTMENT — 14.4%
AFFILIATED MONEY MARKET MUTUAL FUND
25,295,830	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $25,295,830; includes $22,658,722 of cash collateral for securities on loan)(b)(c)	25,295,830

	TOTAL INVESTMENTS — 113.1% (cost $170,937,973)(d)	198,807,204
	Liabilities in excess of other assets — (13.1)%	(23,009,088)

	NET ASSETS — 100%	$175,798,116

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,132,178; cash collateral of $22,658,722 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Schedule of Investments was $171,328,036; accordingly, net unrealized appreciation on investments for federal income tax purposes was $27,479,168 (gross unrealized appreciation $34,376,962; gross unrealized depreciation $6,897,794. The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$169,981,710	$—	$—
Exchange Traded Fund	3,529,664	—	—
Affiliated Money Market Mutual Fund	25,295,830	—	—

Total	$198,807,204	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 20, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2013

*	Print the name and title of each signing officer under his or her signature.